Vanguard Prime Money Market Fund Vanguard Federal Money Market Fund Vanguard Treasury Money Market Fund

Supplement to the Prospectus and Summary Prospectus Dated December 14, 2015

The following changes are effective on October 14, 2016, as a result of rules adopted by the Securities and Exchange Commission (SEC) in July 2014 and September 2015.

Prospectus and Summary Prospectus Text Changes for Vanguard Prime Money Market Fund

The paragraph under “Principal Investment Policies” is replaced with the following:

The Fund invests primarily in high-quality, short-term money market instruments, including certificates of deposit, banker’s acceptances, commercial paper, Eurodollar and Yankee obligations, and other money market securities. To be considered high quality, a security must be determined by Vanguard to present minimal credit risk based in part on a consideration of maturity, portfolio diversification, portfolio liquidity, and credit quality. The Fund invests more than 25% of its assets in securities issued by companies in the financial services industry. The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

The last paragraph under “Principal Risks” is replaced with the following:

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is added to the paragraph under “Purchase and Sale of Fund Shares”:

The Fund is only available for purchase within accounts beneficially owned by natural persons.

Prospectus and Summary Prospectus Text Changes for Vanguard Federal Money Market Fund

The paragraph under “Principal Investment Policies” is replaced with the following:

The Fund invests primarily in high-quality, short-term money market instruments. Under normal circumstances, at least 80% of the Fund's assets are invested in securities issued by the U.S. government and its agencies and instrumentalities. Although these securities are high-quality, most of the securities held by the Fund are neither guaranteed by the U.S. Treasury nor supported by the full faith and credit of the U.S. government. To be considered high quality, a security must be determined by Vanguard to present minimal credit risk based in part on a consideration of maturity, portfolio diversification, portfolio liquidity, and credit quality. The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

The last paragraph under “Principal Risks” is replaced with the following:

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Prospectus and Summary Prospectus Text Changes for Vanguard Treasury Money Market Fund

The last paragraph under “Principal Risks” is replaced with the following:

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Prospectus Text Changes

In the Investing in Money Market Funds section, the following replaces the last paragraph under “What is Money Market Reform?”:

The boards of trustees of Vanguard Money Market Reserves and Vanguard Admiral Funds® (collectively, the Boards), in accordance with the best interest of the shareholders, approved a number of changes in response to the SEC’s 2014 amendments to the rules governing money market funds. The changes—including the Board’s ability to implement liquidity fees and redemption gates if Vanguard Prime Money Market Fund’s weekly liquid assets fall below established thresholds—are now in effect. As part of these changes, information regarding each Fund’s weekly liquid assets for the prior six months (by day, as of the close of business) is available on each Fund’s Portfolio page at vanguard.com.

In the Investing in Money Market Funds section, the following is added after the last paragraph under “How Does This Affect Vanguard Money Market Funds?—Vanguard Prime Money Market Fund”:

If you redeem shares when the Fund has imposed a liquidity fee, then the amount you receive for your redemption will be reduced by the amount of the liquidity fee and will generally cause you to recognize a loss for tax purposes equal to the amount of that fee. Once the Fund imposes a redemption gate, then unprocessed orders to redeem will be canceled and the Fund will not accept redemption orders until the gate is no longer in effect. If you still wish to redeem once the gate is lifted, you will need to submit a new redemption request to the Fund or your financial intermediary.

Notices regarding liquidity fees or redemption gates will be filed with the SEC on Form N-CR. In addition, announcements will also be made in supplements to the Fund’s prospectus and on the Fund’s website.

In the More on the Funds section after the “Plain Talk About Costs of Investing,” the following replaces similar text:

The following sections explain the investment policies that each Fund uses in pursuit of its objective. The Funds’ board of trustees, which oversees each Fund’s management, may change investment policies in the interest of shareholders without a shareholder vote, unless those policies are designated as fundamental. The Federal Money Market Fund and the Treasury Money Market Fund each generally invest 100% of their assets in government securities and therefore will satisfy the 99.5% requirement for designation as a government money market fund. The Federal Money Market Fund’s policy and the Treasury Money Market Fund’s policy of investing at least 99.5% of assets in government securities may be changed only upon 60 days’ notice to shareholders. The Federal Money Market Fund’s policy of investing at least 80% of its assets in securities issued by the U.S. government and its agencies and instrumentalities and the Treasury Money Market Fund’s policy of investing at least 80% of its assets in U.S. Treasury securities also may be changed only upon 60 days’ notice to shareholders.

In the More on the Funds section under the heading “Security Selection,” the “Plain Talk About Credit Quality” paragraph and the paragraph that follows are replaced with the following:

A money market instrument’s credit quality is an assessment of the issuer’s ability to pay interest and, ultimately, to repay the principal. The lower the credit quality, the greater the chance—in Vanguard’s opinion—that the issuer will default, or fail to meet its payment obligations. Direct U.S. Treasury obligations, along with other securities backed by the “full faith and credit” of the U.S. government, generally are determined to have the highest credit quality. All things being equal, money market instruments with greater credit risk offer higher yields.

The Prime Money Market Fund invests in commercial paper, U.S. Treasury and agency securities, certificates of deposit, banker’s acceptances, and other money market securities, all of which are considered to be high-quality by Vanguard. To be considered high quality, Vanguard determines the security presents minimal credit risk based in part on a consideration of maturity, portfolio diversification, portfolio liquidity, and credit quality. The Prime Money Market Fund also invests in short-term corporate, state, and municipal obligations that are considered high quality, as well as in securities that are considered suitable for the Federal Money Market Fund as described in this prospectus.

In the More on the Funds section under the heading “Share Price,” the following replaces the second and third paragraphs:

The instruments held by a Vanguard retail or government money market fund are valued on the basis of amortized cost. The values of any mutual fund shares held by a fund are based on the NAVs of the shares. The values of any ETF shares, institutional money market fund shares, or closed-end fund shares held by a fund are based on the market value of the shares.

Although the stable share price is not guaranteed, the NAV of Vanguard retail and government money market funds is expected to remain at $1 per share. Instruments are purchased and managed with that goal in mind.

In the Investing With Vanguard section under the heading “Purchasing Shares,” the following replaces similar text under “Earning Dividends”:

You generally begin earning dividends on the business day following your trade date. When buying money market fund shares through a federal funds wire on a business day, however, you generally can begin earning dividends immediately by making a purchase request by telephone to Vanguard before 10:45 a.m., Eastern time (2 p.m., Eastern time, for Vanguard Prime Money Market Fund; 12:30 p.m., Eastern time, for Vanguard Federal Money Market Fund).

In the Investing With Vanguard section under the heading “Redeeming Shares,” the following replaces similar text under “Trade Date”:

•	Note on timing of wire redemptions from money market funds: For telephone requests received by Vanguard on a business day before
10:45 a.m., Eastern time (2 p.m., Eastern time, for Vanguard Prime Money
Market Fund; 12:30 p.m., Eastern time, for Vanguard Federal Money Market
Fund), the redemption proceeds generally will leave Vanguard by the close of business the same day. For telephone requests received by Vanguard on a business day after those cut-off times, or on a nonbusiness day, and for all requests other than by telephone, the redemption proceeds generally will leave Vanguard by the close of business on the next business day.

In the Investing With Vanguard section under the heading “Redeeming Shares,” the following replaces similar text under “Earning Dividends”:

You generally will continue earning dividends until the first business day following your trade date. Generally, there are two exceptions to this rule: (1) If you redeem shares by writing a check against your account, the shares will stop earning dividends on the day that your check posts to your account; and (2) For money market funds, if you redeem shares with a same-day wire request before 10:45 a.m., Eastern time, on a business day (2 p.m., Eastern time, for Vanguard Prime Money Market Fund; 12:30 p.m., Eastern time, for Vanguard Federal Money Market Fund), the shares will stop earning dividends that same day.

In the Investing With Vanguard section under the heading “Other Redemption Rules You Should Know,” the following replaces similar text:

Emergency circumstances. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the NYSE is closed or during emergency circumstances, as determined by the SEC. In connection with a determination by the board of trustees, in accordance with Rule 22e-3 under the Investment Company Act of 1940, a money market fund may suspend redemptions and postpone payment of redemption proceeds in order to facilitate an orderly liquidation of the fund. In addition, in accordance with Rule 2a-7 under the Investment Company Act of 1940, the board of trustees of a retail or institutional money market fund may implement liquidity fees and redemption gates if a retail or institutional money market fund's weekly liquid assets fall below established thresholds.

In the Investing With Vanguard section under the heading “Investing With Vanguard Through Other Firms,” the following is added to the end of the paragraph:

Your financial intermediary will be responsible for taking reasonable actions to assist the retail or institutional money market fund to impose, lift, or modify liquidity fees or redemption gates.

© 2016 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 30 102016

Vanguard Prime Money Market Fund

Supplement to the Prospectus and Summary Prospectus for AdmiralTM Shares Dated December 14, 2015

The following changes are effective on October 14, 2016, as a result of rules adopted by the Securities and Exchange Commission (SEC) in July 2014 and September 2015.

Prospectus and Summary Prospectus Text Changes

The paragraph under “Principal Investment Policies” is replaced with the following:

The Fund invests primarily in high-quality, short-term money market instruments, including certificates of deposit, banker’s acceptances, commercial paper, Eurodollar and Yankee obligations, and other money market securities. To be considered high quality, a security must be determined by Vanguard to present minimal credit risk based in part on a consideration of maturity, portfolio diversification, portfolio liquidity, and credit quality. The Fund invests more than 25% of its assets in securities issued by companies in the financial services industry. The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

The last paragraph under “Principal Risks” is replaced with the following:

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is added to the paragraph under “Purchase and Sale of Fund Shares”:

The Fund is only available for purchase within accounts beneficially owned by natural persons.

Prospectus Text Changes

In the Investing in Money Market Funds section, the following replaces the last paragraph under “What is Money Market Reform?”:

The board of trustees of Vanguard Money Market Reserves (the Board), in accordance with the best interest of the shareholders, approved a number of changes in response to the SEC’s 2014 amendments to the rules governing money market funds. The changes—including the Board’s ability to implement liquidity fees and redemption gates if Vanguard Prime Money Market Fund’s weekly liquid assets fall below established thresholds—are now in effect. As part of these changes, information regarding the Fund’s weekly liquid assets for the prior six months (by day, as of the close of business) is available on the Fund’s Portfolio page at vanguard.com.

In the Investing in Money Market Funds section, the following is added after the last paragraph under “How Does This Affect Vanguard Money Market Funds?—-Vanguard Prime Money Market Fund”:

If you redeem shares when the Fund has imposed a liquidity fee, then the amount you receive for your redemption will be reduced by the amount of the liquidity fee and will generally cause you to recognize a loss for tax purposes equal to the amount of that fee. Once the Fund imposes a redemption gate, then unprocessed orders to redeem will be canceled and the Fund will not accept redemption orders until the gate is no longer in effect. If you still wish to redeem once the gate is lifted, you will need to submit a new redemption request to the Fund or your financial intermediary.

Notices regarding liquidity fees or redemption gates will be filed with the SEC on Form N-CR. In addition, announcements will also be made in supplements to the Fund’s prospectus and on the Fund’s website.

In the More on the Funds section under the heading “Security Selection,” the “Plain Talk About Credit Quality” paragraph and the paragraph that follows are replaced with the following:

A money market instrument’s credit quality is an assessment of the issuer’s ability to pay interest and, ultimately, to repay the principal. The lower the credit quality, the greater the chance—in Vanguard's opinion—that the issuer will default, or fail to meet its payment obligations. Direct U.S. Treasury obligations, along with other securities backed by the “full faith and credit” of the U.S. government, generally are determined to have the highest credit quality. All things being equal, money market instruments with greater credit risk offer higher yields.

The Fund invests in commercial paper, U.S. Treasury and agency securities, certificates of deposit, banker’s acceptances, and other money market securities, all of which are considered to be high-quality by Vanguard. To be considered high quality, Vanguard determines the security presents minimal credit risk based in part on a consideration of maturity, portfolio diversification, portfolio liquidity, and credit quality. The Fund also invests in short-term corporate, state, and municipal obligations that are considered high quality.

In the More on the Funds section under the heading “Share Price,” the following replaces the second and third paragraphs:

The instruments held by a Vanguard retail or government money market fund are valued on the basis of amortized cost. The values of any mutual fund shares held by a fund are based on the NAVs of the shares. The values of any ETF shares, institutional money market fund shares, or closed-end fund shares held by a fund are based on the market value of the shares.

Although the stable share price is not guaranteed, the NAV of Vanguard retail and government money market funds is expected to remain at $1 per share. Instruments are purchased and managed with that goal in mind.

In the Investing With Vanguard section under the heading “Purchasing Shares,” the following replaces similar text under “Earning Dividends”:

You generally begin earning dividends on the business day following your trade date. When buying money market fund shares through a federal funds wire on a business day, however, you generally can begin earning dividends immediately by making a purchase request by telephone to Vanguard before 10:45 a.m., Eastern time (2 p.m., Eastern time, for Vanguard Prime Money Market Fund; 12:30 p.m., Eastern time, for Vanguard Federal Money Market Fund).

In the Investing With Vanguard section under the heading “Redeeming Shares,” the following replaces similar text under “Trade Date”:

•	Note on timing of wire redemptions from money market funds: For telephone requests received by Vanguard on a business day before
10:45 a.m., Eastern time (2 p.m., Eastern time, for Vanguard Prime Money
Market Fund; 12:30 p.m., Eastern time, for Vanguard Federal Money Market
Fund), the redemption proceeds generally will leave Vanguard by the close of business the same day. For telephone requests received by Vanguard on a business day after those cut-off times, or on a nonbusiness day, and for all requests other than by telephone, the redemption proceeds generally will leave Vanguard by the close of business on the next business day.

In the Investing With Vanguard section under the heading “Redeeming Shares,” the following replaces similar text under “Earning Dividends”:

You generally will continue earning dividends until the first business day following your trade date. For money market funds, if you redeem shares with a same-day wire request before 10:45 a.m., Eastern time, on a business day (2 p.m., Eastern time, for Vanguard Prime Money Market Fund; 12:30 p.m., Eastern time, for Vanguard Federal Money Market Fund), the shares will stop earning dividends that same day.

In the Investing With Vanguard section under the heading “Other Redemption Rules You Should Know,” the following replaces similar text:

Emergency circumstances. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the NYSE is closed or during emergency circumstances, as determined by the SEC. In connection with a determination by the board of trustees, in accordance with Rule 22e-3 under the Investment Company Act of 1940, a money market fund may suspend redemptions and postpone payment of redemption proceeds in order to facilitate an orderly liquidation of the fund. In addition, in accordance with

Rule 2a-7 under the Investment Company Act of 1940, the board of trustees of a retail or institutional money market fund may implement liquidity fees and redemption gates if a retail or institutional money market fund’s weekly liquid assets fall below established thresholds.

In the Investing With Vanguard section under the heading “Investing With Vanguard Through Other Firms,” the following is added to the end of the paragraph:

Your financial intermediary will be responsible for taking reasonable actions to assist the retail or institutional money market fund to impose, lift, or modify liquidity fees or redemption gates.

© 2016 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 66 102016

Vanguard Money Market Reserves

Vanguard Admiral Funds®

Supplement to the Statement of Additional Information Dated December 14, 2015

The following changes are effective on October 14, 2016, as a result of rules adopted by the Securities and Exchange Commission (SEC) in July 2014 and September 2015.

Statement of Additional Information Text Changes

In the Investment Strategies, Risks, and Nonfundamental Policies section, the following replaces similar text:

Money Market Fund Reform. The money market fund reforms adopted by the SEC in July 2014 are in effect as of October 14, 2016. The reforms impact money market funds differently depending on the types of investors permitted to invest in a fund, the types of securities in which a fund may invest, and the principal investments of a money market fund. The reforms impose new liquidity-related requirements on money market funds (including the potential implementation of liquidity fees and redemption gates). Other changes required by the reforms relate to diversification, disclosure, and stress testing requirements. The imposition and termination of a liquidity fee or redemption gate and/or the provision of financial support by an affiliated person of a money market fund will be reported by a money market fund to the SEC on Form N-CR. A money market fund's designation as institutional, retail, or government determines whether the fund is required to have a floating net asset value (NAV) or is permitted to have a stable NAV. These changes may have significant adverse effects upon a money market fund's investment strategy, fees and expenses, portfolio (including the liquidity of investments), and return potential.

In the Investment Strategies, Risks, and Nonfundamental Policies section, the following text is added before “Tax Matters—Tax Considerations for Non-U.S. Investors”:

Tax Matters—Sale or Exchange of Money Market Fund Shares by Investors. Following the October 14, 2016, final compliance date of the money market fund reforms adopted by the SEC, each of the Funds will continue to seek to maintain a stable NAV of $1 per share; however, there can be no guarantee that it will do so. Accordingly, in general, shareholders are not expected to incur taxable gains or losses on the sale or exchange of their shares. However, in the event a Fund’s NAV goes above or below $1, and a shareholder sells or exchanges shares at that price, the shareholder may recognize gain or loss on the sale or exchange of shares. Also, if Vanguard Prime Money Market Fund determines to impose a liquidity fee on redemptions of its shares, a shareholder will generally recognize a loss on the sale or exchange of shares equal to the amount of that fee. Assuming a shareholder holds the shares as a capital asset, any gain or loss recognized on a sale or exchange of shares will be treated as capital in nature.

Unless a shareholder chooses to adopt the simplified “NAV method” of accounting (described below), any capital gain or loss generally will be treated as short-term if the shareholder held Fund shares for one year or less or long-term if the shareholder held Fund shares longer. If a shareholder sells or exchanges shares at a loss, the loss will generally be disallowed under the “wash sale” rule of the IRC where other substantially identical shares are purchased (including by dividend reinvestment) within 30 days before or after the sale or exchange.

If the shareholder elects to adopt the NAV method of accounting, rather than compute any gain or loss on every taxable sale or exchange of Fund shares, the shareholder would determine the gain or loss based on the change in the aggregate value of Fund shares during a computation period (e.g., the shareholder’s taxable year or certain shorter periods), reduced by the net investment (purchases minus taxable sales or exchanges) in those Fund shares during the period. Under the NAV method, if a shareholder holds the shares as a capital asset, any resulting net gain or loss (including any loss arising from the shareholder’s payment of a liquidity fee on redemption of the shares) would be treated as short-term capital gain or loss. If a shareholder uses the NAV method, the wash sale rules will generally not apply to disallow a loss incurred for a computation period.

Shareholders are permitted to use different methods of accounting for shares of a single Fund that are held in different accounts or for shares of different money market funds held in the same account.

Please consult your tax advisor for more information concerning these rules.

In the Share Price section, the following replaces similar text:

It is the policy of each Vanguard retail and government money market fund to attempt to maintain an NAV of $1 per share for sales and redemptions. The instruments held by a retail or government money market fund generally are valued on the basis of amortized cost, which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that the fund would receive if it sold the instrument. The fund's holdings will be reviewed by the trustees, at such intervals as they may deem appropriate, to determine whether the fund's NAV calculated by using available market quotations deviates from $1 per share based on amortized cost. The extent of any deviation will be examined by the trustees. If such deviation exceeds 1/2 of 1%, the trustees will promptly consider what action, if any, will be initiated. In the event the trustees determine that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, they have agreed to take such corrective action as they regard as necessary and appropriate, including selling fund instruments prior to maturity to realize capital gains or losses or to shorten average fund maturity, withholding dividends, making a special capital distribution, redeeming shares in kind, or establishing an NAV per share by using available market quotations.

The use of amortized cost and the maintenance of a retail or government money market fund’s NAV at $1 per share is based on its election to operate under Rule 2a-7 of the 1940 Act. As a condition of operating under that rule, each fund must maintain a dollar-weighted average portfolio maturity of 60 days or less; maintain a dollar-weighted average life of 120 days or less; purchase only instruments having remaining maturities of 397 days or less; meet applicable daily, weekly, and general liquidity requirements; and invest only in securities that are determined by methods approved by the trustees to present minimal credit risks and that are of high quality.

Although the stable share price is not guaranteed, the NAV of Vanguard retail and government money market funds is expected to remain at $1 per share. Instruments are purchased and managed with that goal in mind.

In the Purchase and Redemption of Shares section under the heading “Redemption of Shares,” the following replaces similar text:

Each Fund can postpone payment of redemption proceeds for up to seven calendar days. In addition, each Fund can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days (1) during any period that the Exchange is closed or trading on the Exchange is restricted as determined by the SEC; (2) during any period when an emergency exists, as defined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to fairly determine the value of its assets; or (3) for such other periods as the SEC may permit, including in connection with a determination by the board of a money market fund under Rule 22e-3 under the 1940 Act to suspend redemptions and postpone payment of redemption proceeds in order to facilitate an orderly liquidation of a money market fund. In addition, in accordance with Rule 2a-7 under the 1940 Act, the board of trustees of a retail or institutional money market fund may implement liquidity fees and redemption gates if a retail or institutional money market fund's weekly liquid assets fall below established thresholds.

© 2016 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 30A 102016